OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
OTHER LIABILITIES
22.     OTHER LIABILITIES

	2022	2021
Pension and post-employment health care plans(a)	463,948	673,458
Deferred revenue from performance obligations with customers (b)	313,204	393,046
Provision for incentives to consultants	217,349	286,791
Provision for operating expenses (marketing / technology, etc.) (c)	604,064	601,841
Provision for store renovation	116,137	105,165
Crer Para Ver (d)	87,420	90,655
Provision for restructuring (e)	175,809	103,760
Insurance payables	69,364	127,413
Other Liabilities(f)	203,331	276,437
Total	2,250,626	2,658,566

Current	1,499,060	1,716,110
Non-current	751,566	942,456

a)	As of December 31, 2022, there is R$282,295 (R$445,804 as of December 31, 2021) referring to pension plans, and R$28,456 referring to post-employment plans (R$34,774 as of December 31, 2021) of subsidiary Avon International, and R$129,697 (R$124,649 as of December 31, 2021) referring to post-employment healthcare plans of the subsidiary Natura Cosméticos and R$51,956 (R$68,230 as of December 31, 2021) referring to post-employment healthcare plans of the subsidiary Natura &Co International.
b)	Refers to the deferral of revenue from performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct sales consultants, of which R$ 190,790 (R$ 235,308 as of December 31, 2021) is referring to subsidiary Avon, R$ 93,761 (R$ 121,341 as of December 31, 2021) referring to the consolidated subsidiary Natura Cosméticos and R$ 28,653 (R$ 36,397 as of December 31, 2021) referring to subsidiary Natura &Co International.
c)	Refers to the Company's operating provisions arising mainly from expenses with the provision of technology, marketing and advertising services.
d)	Contribution of the social program to the development of the quality of education.
e)	Provision for costs directly related to the integration plan and changes in the organizational structure of the subsidiary Avon and Group corporate structure review.
f)	Refers to miscellaneous provisions such as indemnities and non-current contractual obligations.

Post-employment health care and Pension plan

a)       Defined benefit pension and post-retirement plans (Avon)

The subsidiary Avon has contributory and noncontributory defined benefit retirement plans for substantially all of its employees. Benefits under these plans are generally based on an employee’s length of service and average compensation near retirement, and certain plans have vesting requirements. The plans are funded based on legal requirements and cash flow.

The largest defined benefit pension plan of the subsidiary Avon outside the United States (“US”) is in the United Kingdom (“UK”). The UK defined benefit pension plan was frozen for future accruals as of April 1, 2013. The US defined benefit pension plan, the Avon Products, Inc. Personal Retirement Account Plan (the “PRA”), is closed to employees hired on or after January 1, 2015. Qualified retirement benefits for US-based employees hired on or after January 1, 2015 will be provided exclusively through Avon Personal Savings Account Plan (the “PSA”), as described in note 28.2.

The most recent actuarial valuation of plan assets and the present value of the defined benefit obligation was carried out on December 31, 2022. The present value of the defined benefit obligation and the respective cost of current services and cost of past services were measured at projected unit credit method.

The change in actuarial liabilities for the years ended December 31, 2022 and 2021 are shown below:

	Pension plan
	2022	2021
Balance at the beginning of the year	445,804	609,961
Cost of services – current	19,707	24,660
Interest cost – recognized in the statement of profit or loss	15,568	10,934
Administrative costs	2,698	2,698
Company contributions	(4,299)	(49,516)
Benefits paid	(22,262)	(6,413)
Actuarial loss in OCI (a)	(254,913)	(99,991)
Reclassifications	24,956	18,045
Other	88,474	(72,252)
Translation adjustment	18,518	7,678
Balance at end of year	334,251	445,804
(a)	The actuarial loss recorded throughout 2022 is directly related to the update of the mortality tables, as they were impacted by the effects of the Covid-19 pandemic.

The significant actuarial assumptions for the determination of the actuarial liability are discount rate and rate of compensation increase. The details of the assumptions are as follows:

	2022	2021
Discount rate	1.30% to 12.00%	0.65% to 9.20%
Rate of compensation increase	2.55% to 7.40%	1.80% to 6.60%

The fair values of each major class of pension plan assets are presented below:

	2022	2021
Cash and cash equivalent	7,330	191,958
Equity instruments of other entities	520,799	1,066,370
Government bonds	1,013,584	1,482,650
Corporate bonds	1,317,122	1,802,394
Real estate	10,957	12,834
Other	(121,574)	12,276
Total	2,748,218	4,568,482

b)       Post-employment health care plan (Natura Cosméticos)

Post-employment health care plan as detailed in note 3.18.4. The number of active employees eligible for the healthcare plan after termination is closed to new inclusions. As of December 31, 2022 and 2021, the obligation weighted average duration is around 21.9 and 20.0 years, respectively, and its actuarial calculation base is as follows:

➢    866 (2021: 993) active employees of the subsidiary Natura Cosméticos;

➢    406 (2021: 473) retired and dependent on the subsidiary Natura Cosméticos.

The actuarial liability was calculated, as of December 31, 2022 and 2021, considering the following main assumptions:

	2022	2021
Discount rate	10.43%	9.01%
Initial growth rate of medical cost	4.25%	4.25%
Inflation rate	4.00%	3.40%
Final growth rate of medical cost	8.42%	7.79%
Growth rate of medical costs due to aging - costs	Per age range 1.25% to 4.75% p.a.	Per age range 1.25% to 4.75% p.a.
Growth rate of medical costs by aging - contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement	Bradesco Plan 58.00% / Unimed Plan 85.00%	Bradesco Plan 60.00% / Unimed Plan 85.00%
Schedule of disabled mortality	Mercer Disability	Mercer Disability
Schedule of mortality	AT-2000	AT-2000
Schedule of turnover	Proportional calculation at the time of service	Proportional calculation at the time of service

Increasing the initial level of growth in medical costs at a real rate of 4.25% and increasing the annual discount rate from 9.01% to 10.43% generated a loss of R$3,444 in OCI.

The table below sets forth the medical inflation rate and the discount rate sensitivity analysis, and their respective effect on the balance (present value of the obligation, or “PVO”) accounted as on the actuarial liabilities (maintaining the other assumptions):

	Rate	Chance	PVO
Discount rate	10.43%	1% increase	114,832
Discount rate	10.43%	1% decrease	157,168
Rate of compensation	8.42%	1% increase	164,604
Rate of compensation	8.42%	1% decrease	120,307

The changes of actuarial liabilities for the years ended December 31, 2022 and 2021, is set forth in the table below:

	2022	2021
Balance at the beginning of the year	124,649	134,194
Cost of the current service of subsidiary Natura Cosméticos	812	939
Cost of interest	11,078	9,326
Expenses paid	(3,398)	(2,679)
Actuarial gains in OCI	(3,444)	(17,131)
Balance as of the end of the year	129,697	124,649